Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2010
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
11. CASH AND CASH EQUIVALENTS
Cash and cash equivalents as of December 31, 2010 include cash balances held by the Company’s VIE subsidiaries of approximately RMB2,527,468,000. These cash balances cannot be transferred to the Company by dividend, loan or advance according to existing PRC laws and regulations (Note 32). However, these cash balances can be utilized by the Company for its normal operations pursuant to various agreements which enable the Company to substantially control these VIE subsidiaries as described in Note 4(2) for its normal operations.
Included in the cash and cash equivalents are cash balances denominated in U.S. dollars of approximately US$1,069,539,000 and US$253,663,000 (equivalent to approximately RMB7,300,569,000 and RMB1,679,931,000) as of December 31, 2009 and 2010, respectively.
Included in the cash and cash equivalents are cash balances denominated in Korean Won of approximately KRW3,800,199,000 and KRW14,913,912,000 (equivalent to approximately RMB22,421,000 and RMB87,769,000) as of December 31, 2009 and 2010, respectively.